26. EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details 7
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Milenium Plan: 10.42% Plan 35%: 10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
Inflation rate	5.00%	5.50%
Nominal salary increase rate	6.05%	6.56%
Nominal benefit increase rate	5.00%	5.50%
Rate of return on investments	Milenium Plan: 10.42% Plan 35%: 10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
General mortality table	35% and Average Salary Supplementation Plans : AT 2000 segregated by gender (10% smoothed)	Milenium Plan, 35% and Average Salary Supplementation Plans: AT 2000 segregated by gender (10% smoothed)
Disability table	Plan 35% and Supplementation: Light Média Millênnium Plan: Prudential ( retirement)	Light Median
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millennium plan 5% p.a., nil for DB plans	Millennium plan 5% p.a., nil for DB plans
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband